Tax provision - Income tax rate reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Income Tax [Abstract]
Income tax recovery (provision) at statutory rate of 27%	$ 62	$ (700)
Non-taxable amounts	0	(10)
Rate differentials between jurisdictions and on specified activities	(3)	81
Other	2	(9)
Tax expense (income)	$ 61	$ (618)